Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 705,060	¥ 4,862,941	¥ 1,886,467
Provision for doubtful accounts	38,708	274,155	2,976,474
Exchange rate difference	(95,882)
Ending balance	$ 647,886	¥ 4,588,786	¥ 4,862,941